J.P. MORGAN INCOME FUNDS

JPMorgan Short Duration Bond Fund

(All Share Classes)

(a series of JPMorgan Trust II)

Supplement dated September 4, 2019

to the Summary Prospectuses, Prospectuses and

Statement of Additional Information dated July 1, 2019, as supplemented

J.P. Morgan Investment Management Inc. (“JPMIM”) has combined its short duration strategy teams under the leadership of Cary Fitzgerald. To reflect the new organizational structure, effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Cary Fitzgerald	2019	Managing Director
Toby Maczka	2019	Executive Director

In addition, the “The Funds’ Management and Administration — The Portfolio Managers — Short Duration Bond Fund” is also deleted in its entirety and replaced by the following:

Short Duration Bond Fund

The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the overall duration, yield curve, and sector allocation strategies for the Fund. The portfolio managers are assisted by multiple sector and research teams who help formulate duration and allocation recommendations and support the strategies of the Fund within the parameters established by the portfolio managers.

An employee of JPMorgan Chase since 2000 and a portfolio manager of the Fund since 2019, Cary Fitzgerald, Managing Director, is a portfolio manager in the Global Fixed Income, Currency & Commodities Group (GFICC) and oversees JPMIM’s short duration and stable value account strategies for institutional clients. Toby Maczka, Executive Director, has been an employee of JPMIM or predecessor firms since 2002 and a portfolio manager of the Fund since 2019. Mr. Maczka is a member of the GFICC Group and a portfolio manager responsible for managing institutional and global wealth management portfolios.

Effective immediately, the information under the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers — Portfolio Managers’ Ownership of Securities” sections in the Statement of Additional Information with respect to the Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of February 28, 2019:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Short Duration Bond Fund
Cary Fitzgerald	1	$275,135	3	$4,746,083	23	$14,871,619
Toby Maczka	5	177,066	0	0	115	5,140,568

SUP-SDB-PM-919

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of February 28, 2019:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Short Duration Bond Fund
Cary Fitzgerald	0	$0	0	$0	1	$328,941
Toby Maczka	0	0	0	0	0	0

Effective immediately, the information under the “Portfolio Managers — Portfolio Managers’ Ownership of Securities” section with respect to the Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of shares beneficially owned by each portfolio manager, as of February 28, 2019:

Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Short Duration Bond Fund
Cary Fitzgerald	X
Toby Maczka			X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES, PROSPECTUSES AND

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE